Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 156,683	$ 150,273
Less: accumulated depreciation	(68,751)	(27,172)
Total property, plant and equipment, net	87,932	123,101
Furniture [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	63,101	63,101
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 93,582	$ 87,172